SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                        EVERGREEN GROWTH AND INCOME FUNDS

I. Effective immediately, the strategy for each of the following Funds is revised as follows:

         Evergreen Blue Chip Fund

         The first two sentences of the section entitled "INVESTMENT STRATEGY" of the Fund's prospectus are revised as follows:

The Fund normally invests at least 80% of its assets in "blue chip" stocks. Blue chip stocks are the common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of industries. The market capitalization of the stocks selected will be within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents.

         Evergreen Equity Income Fund

         The first and fifth sentences of the section entitled "INVESTMENT STRATEGY" of the Fund's prospectus are revised as follows:

The first sentence should read as follows:

The Fund normally invests at least 80% of its assets in equity securities including common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500 Index.

The fifth sentence should read as follows:

The Fund may invest up to 20% of its assets in investment grade bonds and convertible debentures of any quality.

         Evergreen Growth and Income Fund

         The first sentence of the section entitled "INVESTMENT STRATEGY" of the Fund's prospectus is revised as follows:

The Fund invests primarily in the common stocks of large and mid-sized U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell1000(R) Index.

         Evergreen Small Cap Value Fund

         The section of the Fund's prospectuses entitled "INVESTMENT GOAL" is revised in its entirety as follows:

         The Fund seeks capital growth in the value of its shares.

         The section of the Fund's prospectuses entitled "GOALS" is revised as follows:

o        Capital Growth

         The section of the Fund's prospectuses entitled "INVESTMENT STRATEGY" of the Fund's prospectus is restated in its entirety as follows:

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

         Evergreen Value Fund

         The first sentence of the section entitled "INVESTMENT STRATEGY" of the Fund's prospectus is revised as follows:

The Fund invests at least 75% of its assets in common stocks of medium and large-cap U.S. companies that are, in the opinion of the Fund's portfolio managers, undervalued according to various financial measurements. The stocks selected will be of those companies whose market capitalization fall within the range tracked by the Russell 1000(R) Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index.

April 15, 2002

II. Effective immediately, the strategy for the following Fund is revised as follows:

         Evergreen Strategic Value Fund

         The first sentence of the section entitled "INVESTMENT STRATEGY" of the Fund's prospectus is revised as follows:

The Fund invests primarily in the equity securities of large companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000 Index.

         Additionally, the section entitled "PORTFOLIO MANAGERS" of the Fund's prospectus is revised as follows:

Blue Chip Fund, Equity Income Fund and Growth and Income Fund

Each Fund is managed individually by two teams of portfolio management professionals from EIMC's Large Cap Core Growth team and Value Equity team, with team members responsible for various sectors.

Small Cap Value Fund, Strategic Value Fund and Value Fund

Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Value Equity team, with team members responsible for various sectors.

June 5, 2002                                                       553691 (6/02)